Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Share-based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Exploration and evaluation costs	$ 138	$ 477	$ 481
Fees, salaries and other employee benefits	721	874	1,188
Total share-based compensation expense	$ 859	$ 1,351	$ 1,669